TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 05, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Tax Credit Carryforward [Line Items]
Unrecognized tax benefits, accrued penalties and interest		$ 304	$ 250
Penalties and interest expense		54	$ 13
Expected reversal amount of unrecognized tax benefits in the next 12 months		$ 58
Statutory tax rate		25.00%	26.50%	26.50%
Statutory tax rate for next fiscal year		24.00%
Corporate statutory tax rate on 2018		23.00%
Duration of tax benefits limitation, option one minimum		2 years
Uniform tax rate				16.00%	12.50%
Withholding tax			20.00%
Tax rate for preferred enterprises		16.00%
Minimum [Member]
Tax Credit Carryforward [Line Items]
Minimum percentage of income derived from export to receive tax benefits		10.00%
Distribution of dividends from the above mentioned tax exempt income		10.00%
Maximum [Member]
Tax Credit Carryforward [Line Items]
Minimum percentage of income derived from export to receive tax benefits		25.00%
Distribution of dividends from the above mentioned tax exempt income		25.00%
Development Zone A [Member]
Tax Credit Carryforward [Line Items]
Uniform tax rate				9.00%	7.00%
Development Zone A [Member] | Subsequent [Member]
Tax Credit Carryforward [Line Items]
Statutory tax rate for next fiscal year	7.50%
Special technological preferred enterprise [Member]
Tax Credit Carryforward [Line Items]
Tax rate derving from intellectual property		6.00%
Technological preferred enterprise[Member]
Tax Credit Carryforward [Line Items]
Statutory tax rate		4.00%
Tax rate derving from intellectual property		12.00%
Technological preferred enterprise[Member] | Development Zone A [Member]
Tax Credit Carryforward [Line Items]
Tax rate derving from intellectual property		7.50%